Schedule of Outstanding Warrants (Details) - $ / shares	6 Months Ended
	Mar. 31, 2026	Oct. 24, 2025	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total		1,337,549	25,085,732	18,675,799
Public Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			6,000,000	6,000,000
Private Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			3,000,000	3,000,000
PIPE Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			250,000	1,750,000
PIPE Common Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			2,785,491	5,755,396
Common Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			2,360,298
Inducement Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			8,229,701
Other Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total			2,460,242	2,170,403
57.90 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	$ 57.90
Range Of Warrant Exercise Prices [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total	2,608,568		2,508,568
Range Of Warrant Exercise Prices [Member] | Public Warrants And Private Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total	900,000		900,000
Range Of Warrant Exercise Prices [Member] | Other Warrants 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total	38,000		38,000
Range Of Warrant Exercise Prices [Member] | Other Warrants 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total	632,857		632,857
Range Of Warrant Exercise Prices [Member] | Other Warrants 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total	1,002,075		902,075
Range Of Warrant Exercise Prices [Member] | Other Warrants 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total	35,636		35,636
0.10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	$ 0.10
8.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	8.20
9.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	9.60
10.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	10.80
11.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	11.80
17.38 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	17.38
20.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price per share	$ 20.00